COMMON STOCK Treasury Shares (Details) (Treasury Stock [Member])	12 Months Ended
Dec. 31, 2012
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock, Shares, Acquired	44,576
Treasury Stock, Shares, Retired	14,471
Treasury stock acquired and reissued	28,587
Treasury stock acquired, and available for reissuance	1,518